Interest and Fees on Loans by Facility (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2012 Wholesale loans USD ($)	Mar. 31, 2012 Wholesale loans INR	Mar. 31, 2011 Wholesale loans INR	Mar. 31, 2010 Wholesale loans INR	Mar. 31, 2012 Retail Loans USD ($)	Mar. 31, 2012 Retail Loans INR	Mar. 31, 2011 Retail Loans INR	Mar. 31, 2010 Retail Loans INR
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest and fees on loans	$ 4,132.8	210,315.7	153,719.7	118,364.5	$ 1,371.2	69,779.9	56,634.7	38,902.5	$ 2,761.6	140,535.8	97,085.0	79,462.0